Financial Instruments Gain Loss Recognized In Income On Derivative (Ineffective Portion) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total	$ 0	$ 0	$ (143)
Interest and finance costs, net [Member]
Interest rate swaps	$ 0	$ 0	$ (143)